UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22018

Nuveen Diversified Currency Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Diversified Currency Opportunities Fund (JGT)
September 30, 2014 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS - 89.5% (91.1% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.3% (0.3% of Total Investments)
	Capital Markets - 0.3%
50,000	Morgan Stanley	7.125%		BB	$ 1,345,500
	Total $25 Par (or similar) Retail Preferred (cost $1,250,000)				1,345,500

Principal
Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS - 12.7% (12.9% of Total Investments)
	Automobiles - 0.3%
$ 1,580	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB	$ 1,728,125
	Banks - 2.2%
1,000	Banco Do Brasil, 144A	9.000%	6/29/49	Ba2	970,100
3,000	Export Import Bank of Korea	1.250%	11/20/15	Aa3	3,012,360
1,000	Popular Inc.	7.000%	7/01/19	BB-	1,005,000
4,000	Societe Generale, 144A	5.000%	1/17/24	BBB+	4,026,956
2,500	State Bank of India London, 144A	3.622%	4/17/19	BBB-	2,537,038
500	Turkiye Halk Bankasi, 144A	4.750%	6/04/19	Baa3	496,500
12,000	Total Banks				12,047,954
	Chemicals - 0.2%
1,000	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B-	997,500
	Consumer Finance - 0.6%
3,000	Ford Motor Credit Company	1.500%	1/17/17	BBB-	2,995,020
	Containers & Packaging - 0.4%
1,000	Beverage Packaging Holdings Luxembourg II SA / Issuer Inc., 144A	6.000%	6/15/17	CCC+	985,000
1,000	Reynolds Group	7.875%	8/15/19	B+	1,062,500
2,000	Total Containers & Packaging				2,047,500
	Diversified Telecommunication Services - 0.6%
1,500	Level 3 Financing Inc.	8.625%	7/15/20	BB	1,623,750
1,500	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	1,620,000
3,000	Total Diversified Telecommunication Services				3,243,750
	Electric Utilities - 0.6%
3,000	Power Sector Asset and Liabilities Management Corporation, 144A	6.875%	11/02/16	BBB	3,311,250
	Food Products - 0.4%
1,000	Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B	1,025,000
1,250	Sun Merger Sub Inc., Smithfield Foods Acquisition, 144A	5.250%	8/01/18	BB-	1,253,125
2,250	Total Food Products				2,278,125
	Household Durables - 0.2%
1,000	Rialto Holdings LLC-Rialto Corporation	7.000%	12/01/18	B	1,020,000
	Independent Power & Renewable Electricity Producers - 0.3%
1,500	GenOn Energy Inc.	7.875%	6/15/17	B	1,526,250
	Machinery - 0.3%
930	Blueline Rental Finance Corporation, 144A	7.000%	2/01/19	B	955,575
750	Chassix Inc., 144A	9.250%	8/01/18	B-	740,625
1,680	Total Machinery				1,696,200
	Media - 0.4%
1,300	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	1,309,750
790	Sirius XM Radio Inc., 144A	5.750%	8/01/21	BB	793,950
2,090	Total Media				2,103,700
	Metals & Mining - 1.0%
2,500	Cliffs Natural Resources Inc.	3.950%	1/15/18	BBB-	2,150,000
750	FMG Resources, 144A	8.250%	11/01/19	BB+	775,313
2,000	Xstrata Finance Canada Limited, 144A	5.800%	11/15/16	BBB	2,178,180
5,250	Total Metals & Mining				5,103,493
	Oil, Gas & Consumable Fuels - 3.3%
500 CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	450,913
3,000	CNOOC Finance 2014 ULC	1.625%	4/30/17	AA-	3,000,831
1,500	CNOOC Finance 2014 ULC	4.250%	4/30/24	AA-	1,520,268
5,000	CNPC General Capital Limited, 144A	1.450%	4/16/16	A+	4,998,455
800 CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B	755,391
2,000	Petrobras International Finance Company	3.875%	1/27/16	Baa1	2,047,000
3,000	Sinopec Capital 2013, 144A	1.250%	4/24/16	AA-	2,992,587
2,000	Transocean Inc.	2.500%	10/15/17	BBB-	1,999,770
	Total Oil, Gas & Consumable Fuels				17,765,215
	Personal Products - 0.2%
1,000	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	1,066,250
	Real Estate Management & Development - 0.2%
1,000	Country Garden Holding Company, 144A	11.125%	2/23/18	BB+	1,078,800
	Transportation Infrastructure - 0.2%
800	Aviation Capital Group Corporation, 144A	3.875%	9/27/16	BBB-	822,833
	Wireless Telecommunication Services - 1.3%
1,800	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	1,795,646
1,000	Sprint Corporation, 144A	7.250%	9/15/21	BB-	1,041,250
4,000	Telefonica Emisiones SAU	3.992%	2/16/16	BBB+	4,162,364
6,800	Total Wireless Telecommunication Services				6,999,260
	Total Corporate Bonds (cost $68,413,124)				67,831,225

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.6% (0.7% of Total Investments)
	Banks - 0.6%
3,000	Citigroup Inc.	8.400%	N/A (3)	BB+	$ 3,406,500
	Total $1,000 Par (or similar) Institutional Preferred (cost $3,467,176)				3,406,500

Principal
Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT - 72.2% (73.5% of Total Investments)
	Argentina - 0.4%
$ 2,500	Republic of Argentina	7.000%	10/03/15	CCC	$ 2,325,000
	Australia - 2.2%
13,000 AUD	Australian Government	4.250%	7/21/17	Aaa	11,852,463
	Brazil - 15.4%
1,000,000	Banco Nacional de Desenvolvimento Economico e Social, 144A	3.375%	9/26/16	Baa2	1,023,500
61,250 BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/15	BBB+	24,345,108
74,500 BRL	Letra De Tesouro Nacional de Brazil	0.000%	4/01/15	BBB+	28,830,395
79,900 BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	28,280,438
	Total Brazil				82,479,441
	Canada - 4.4%
10,000 CAD	Province of Ontario, Canada, 3.150%, 9/08/15	3.150%	9/08/15	Aa2	9,100,674
16,000 CAD	Quebec Province, 5.500%, 12/01/14	5.500%	12/01/14	Aa2	14,388,071
	Total Canada				23,488,745
	Colombia - 2.0%
5,500	Republic of Colombia	8.250%	12/22/14	BBB	5,582,500
9,948,000 COP	Republic of Colombia	12.000%	10/22/15	BBB	5,249,118
	Total Colombia				10,831,618
	Greece - 1.6%
7,000 EUR	Hellenic Republic, 144A	4.750%	4/17/19	B	8,757,714
	Hungary - 0.3%
1,500	Republic of Hungary, Government Bond	4.125%	2/19/18	Ba1	1,549,695
	Indonesia - 5.0%
8,000	Republic of Indonesia, 144A	7.250%	4/20/15	Baa3	8,263,120
2,000	Republic of Indonesia, 144A	7.500%	1/15/16	Baa3	2,146,260
7,000	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	7,673,750
3,000	Republic of Indonesia, 144A	4.875%	5/05/21	Baa3	3,120,000
4,100 EUR	Republic of Indonesia, 144A	2.875%	7/08/21	Baa3	5,230,292
	Total Indonesia				26,433,422
	Ireland - 1.4%
2,000 EUR	Irish Republic Treasury Bond	4.600%	4/18/16	A-	2,704,722
3,400 EUR	Irish Republic Treasury Bond	5.500%	10/18/17	A-	4,990,137
	Total Ireland				7,694,859
	Italy - 4.3%
2,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	3.000%	4/15/15	BBB+	2,563,310
5,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	9/15/16	BBB+	6,843,207
10,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.000%	2/01/17	BBB+	13,648,523
	Total Italy				23,055,040
	Malaysia - 4.8%
85,000 MYR	Republic of Malaysia	3.197%	10/15/15	A	25,862,361
	Mexico - 10.5%
166,000 MXN	Mexico Bonos de DeSarrollo	8.000%	12/17/15	A	13,042,974
245,500 MXN	Mexico Bonos de DeSarrollo	7.250%	12/15/16	A	19,478,356
249,500 MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A	18,451,872
5,000	Petroleos Mexicanos	4.875%	3/15/15	A3	5,090,950
	Total Mexico				56,064,152
	Norway - 1.8%
60,000 NOK	Norwegian Government Bond	5.000%	5/15/15	AAA	9,549,010
	Peru - 2.4%
25,000 PEN	Republic of Peru Treasury Bond	8.600%	8/12/17	A-	9,769,337
1,146	Republic of Peru	9.875%	2/06/15	A3	1,178,546
1,500	Republic of Peru	8.375%	5/03/16	A3	1,662,750
	Total Peru				12,610,633
	Philipines - 0.5%
2,000	Republic of the Philippines	8.375%	6/17/19	BBB	2,505,000
	Poland - 1.1%
5,500	Republic of Poland	3.875%	7/16/15	A2	5,637,500
	Portugal - 2.6%
6,000 EUR	Portugal Obrigacoes do Tesouro	4.750%	6/14/19	Ba1	8,597,888
3,500 EUR	Portugal Obrigacoes do Tesouro	5.650%	2/15/24	Ba1	5,301,930
	Total Portugal				13,899,818
	Slovenia - 0.2%
1,000	Republic of Slovenia, 144A	4.125%	2/18/19	A-	1,041,250
	South Africa - 4.3%
139,000 ZAR	Republic of South Africa	8.250%	9/15/17	Baa1	12,657,744
115,000 ZAR	Republic of South Africa	8.000%	12/21/18	BBB+	10,360,422
	Total South Africa				23,018,166
	Sri Lanka - 0.4%
2,000	Republic of Sri Lanka, 144A	6.000%	1/14/19	BB-	2,110,000
	Turkey - 4.0%
36,800 TRY	Republic of Turkey, Government Bond	6.500%	1/07/15	Baa1	16,051,657
12,500 TRY	Republic of Turkey, Government Bond	10.700%	2/24/16	BBB	5,564,890
	Total Turkey				21,616,547
	United Kingdom - 1.9%
6,200 GBP	United Kingdom Treaury Bond	1.000%	9/07/17	Aa1	9,971,727
	Vietnam - 0.7%
3,500	Socialist Republic of Vietnam, 144A	6.875%	1/15/16	BB-	3,705,625
	Total Sovereign Debt (cost $418,272,166)				386,059,786

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE BACKED SECURITIES - 3.7% (3.7% of Total Investments)
$ 1,000	CAM Mortgage Trust 2013-1	5.500%	12/15/53	N/R	$ 1,005,147
1,275	CAM Mortgage Trust 2014-2	4.450%	5/15/48	CCC	1,282,329
2,727	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	2,657,299
5,442	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.990%	4/10/45	A	5,943,014
2,475	GP Portfolio Trust 2014-GPP A	2.904%	2/15/27	BBB-	2,479,059
1,686	Monty Parent Issuer LLC 2013-LTR1	3.470%	10/20/15	CCC	1,687,833
1,150	New Residential Advance Receivables Trust 2014-T1	5.926%	3/15/45	CCC	1,144,250
1,028	Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	1,028,132
2,282	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	2,310,534
19,065	Total Asset-Backed and Mortgage Backed Securities (cost $19,794,640)				19,537,597
	Total Long-Term Investments (cost $511,197,106)				478,180,608

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS - 8.7% (8.9% of Total Investments)
	REPURCHASE AGREEMENTS - 2.4%
$ 12,742	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $12,742,461, collateralized by $13,030,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $12,997,425	0.000%	10/01/14	N/A	$ 12,742,461

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
7,007	Fannie Mae Notes	0.375%	3/16/15	Aaa	7,014,441
14,000	Fannie Mae Notes	0.350%	8/28/15	Aaa	14,024,948
13,000	Federal Home Loan Bank Bonds	0.090%	1/16/15	Aaa	12,998,375
34,007	Total U.S. Government and Agency Obligations				34,037,764
$ 46,749	Total Short-Term Investments (cost $46,776,118)				46,780,225
	Total Investments (cost $557,973,224) - 98.2%				524,960,833
	Other Assets Less Liabilities - 1.8% (5)				9,845,591
	Net Assets - 100%				$ 534,806,424

Investments in Derivatives as of June 30, 2014

Forward Foreign Currency Exchange Contracts outstanding:

							Unrealized
		Amount		In Exchange For	Amount	Settlement	Appreciation
Counterparty	Currency Contracts to Deliver	(Local Currency	)	Currency	(Local Currency)	Date	(Depreciation) (5)
Bank of America	Brazilian Real	63,000,000		U.S. Dollar	27,975,133	10/02/14	$2,237,211
Bank of America	Brazilian Real	62,000,000		U.S. Dollar	27,562,906	10/02/14	2,233,522
Bank of America	Brazilian Real	62,000,000		U.S. Dollar	27,561,680	10/02/14	2,232,296
Bank of America	Brazilian Real	48,000,000		U.S. Dollar	19,961,989	10/02/14	352,143
BNP Paribas	Brazilian Real	40,000,000		U.S. Dollar	16,319,869	10/02/14	(21,669)
BNP Paribas	Euro	44,240,000		U.S. Dollar	56,751,072	10/29/14	864,014
BNP Paribas	South Korean Won	57,000,000,000		U.S. Dollar	55,831,721	10/06/14	1,844,224
BNP Paribas	South Korean Won	57,000,000,000		U.S. Dollar	53,944,069	10/29/14	117,800
BNP Paribas	U.S. Dollar	17,061,207		Brazilian Real	40,000,000	10/02/14	(719,669)
BNP Paribas	U.S. Dollar	54,002,842		South Korean Won	57,000,000,000	10/06/14	(15,345)
Citibank N.A.	Mexican Peso	360,000,000		U.S. Dollar	26,644,364	10/17/14	(132,260)
Citibank N.A.	U.S. Dollar	56,204,357		Mexican Peso	737,300,000	10/17/14	(1,364,343)
Credit Suisse	Brazilian Real	199,000,000		U.S. Dollar	81,052,460	10/30/14	363,359
Credit Suisse	Norwegian Krone	63,000,000		U.S. Dollar	9,900,632	10/29/14	104,028
Credit Suisse	U.S. Dollar	81,691,297		Brazilian Real	199,000,000	10/02/14	(392,145)
Credit Suisse	U.S. Dollar	34,509,980		Brazilian Real	80,000,000	10/02/14	(1,826,904)
Credit Suisse	U.S. Dollar	6,004,945		Peruvian Nuevo Sol	17,000,000	10/09/14	(129,403)
Credit Suisse	U.S. Dollar	28,732,042		Malaysian Ringgit	92,000,000	10/14/14	(720,358)
Credit Suisse	U.S. Dollar	10,748,243		Mexican Peso	143,000,000	10/29/14	(120,866)
Goldman Sachs	British Pound Sterling	6,100,000		U.S. Dollar	9,908,901	10/29/14	22,201
Goldman Sachs	Canadian Dollar	27,540,000		U.S. Dollar	24,821,544	10/29/14	247,544
Goldman Sachs	Turkish Lira	45,020,000		U.S. Dollar	19,752,545	10/31/14	127,630
Goldman Sachs	U.S. Dollar	13,776,858		South African Rand	154,400,000	10/29/14	(152,567)
Goldman Sachs	U.S. Dollar	27,403,964		Indian Rupee	1,680,000,000	10/29/14	(396,278)
Goldman Sachs	U.S. Dollar	34,770,960		British Pound Sterling	21,000,000	10/29/14	(734,780)
JPMorgan	Indonesian Rupiah	150,000,000,000		U.S. Dollar	12,271,946	10/22/14	52,609
JPMorgan	U.S. Dollar	11,160,714		Malaysian Ringgit	36,000,000	10/10/14	(195,343)
JPMorgan	U.S. Dollar	22,434,812		Indonesian Rupiah	265,000,000,000	10/22/14	(847,317)
JPMorgan	U.S. Dollar	16,249,887		South African Rand	180,000,000	10/29/14	(366,647)
JPMorgan	U.S. Dollar	24,593,265		South African Rand	273,000,000	10/29/14	(503,684)
Morgan Stanley	Brazilian Real	100,000,000		U.S. Dollar	41,541,178	10/02/14	687,332
Morgan Stanley	Malaysian Ringgit	97,000,000		U.S. Dollar	29,910,577	10/01/14	341,913
Morgan Stanley	U.S. Dollar	30,286,945		Malaysian Ringgit	97,000,000	10/01/14	(718,282)
Morgan Stanley	U.S. Dollar	29,859,935		Malaysian Ringgit	97,000,000	10/29/14	(369,018)
Nomura International	Brazilian Real	47,000,000		U.S. Dollar	19,263,874	10/02/14	62,567
Nomura International	Japanese Yen	4,200,000,000		U.S. Dollar	40,518,834	10/29/14	2,216,928
Nomura International	U.S. Dollar	27,423,497		Brazilian Real	63,000,000	10/02/14	(1,685,575)
Nomura International	U.S. Dollar	26,982,777		Japanese Yen	2,950,000,000	10/29/14	(80,247)
Standard Chartered Bank	U.S. Dollar	21,404,399		Indonesian Rupiah	253,000,000,000	10/23/14	(802,056)
Standard Chartered Bank	U.S. Dollar	21,203,719		Indian Rupee	1,300,000,000	10/28/14	(299,169)
Standard Chartered Bank	U.S. Dollar	11,857,373		Indonesian Rupiah	140,000,000,000	10/28/14	(477,861)
Standard Chartered Bank	U.S. Dollar	24,135,682		Indian Rupee	1,480,000,000	10/29/14	(343,196)
UBS	Australian Dollar	13,000,000		U.S. Dollar	12,089,740	10/29/14	729,314
UBS	Japanese Yen	2,900,000,000		U.S. Dollar	26,647,260	10/29/14	200,706
UBS	U.S. Dollar	12,059,450		Australian Dollar	13,000,000	10/29/14	(699,023)
							$923,336

Future Contracts outstanding:

						Unrealized
				Notional	Notional	Appreciation
	Contract	Number of	Contract	Amount at Value	Amount at Value	(Depreciation)
Description	Position	Contracts	Expiration	(Local Currency)	(Base Currency)*	(U.S. Dollars)
2-Year U.S. Treasury Note	Short	(26)	12/14	(5,689,938) USD	$ (5,689,938)	$ 1,660
5-Year U.S. Treasury Note	Short	(344)	12/14	(40,680,688) USD	(40,680,688)	123,122
10-Year U.S. Treasury Note	Short	(24)	12/14	(2,991,375) USD	(2,991,375)	21,876
90-Day Eurodollar	Short	(350)	3/16	(86,288,125) USD	(86,288,125)	102,714
90-Day Eurodollar	Short	(289)	6/16	(71,047,038) USD	(71,047,037)	85,796
Euro-Bund	Long	59	12/14	8,832,300 EUR	11,155,641	60,985
					$ (195,541,522)	$ 396,153

* Total aggregate Notional Amount at Value of long and short positions is $11,155,641 and $(206,697,163), respectively.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	$25 Par (or similar) Retail Preferred	$ 1,345,500	$ –	$ –	$ 1,345,500
	Corporate Bonds	–	67,831,225	–	67,831,225
	$1,000 Par (or similar) Institutional Preferred	–	3,406,500	–	3,406,500
	Sovereign Debt	–	386,059,786	–	386,059,786
	Asset-Backed and Mortgage-Backed Securities	–	19,537,597	–	19,537,597
	Short-Term Investments:
	Repurchase Agreements	–	12,742,461	–	12,742,461
	U.S. Government and Agency Obligations	–	34,037,764	–	34,037,764
	Investments in Derivatives:
	Forward Foreign Currency Exchange Contracts*	–	923,336	–	923,336
	Futures Contracts*	396,153	–	–	396,153
	Total	$ 1,741,653	$ 524,538,669	$ –	$ 526,280,322

	*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and  permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $566,905,640.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

	Gross unrealized:
	Appreciation				579,436
	Depreciation				(42,524,243)

	Net unrealized appreciation (depreciation) of investments				(41,944,807)

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.
(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound Sterling
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

a.                      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Currency Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014